Short-Term Borrowings	12 Months Ended
Aug. 31, 2022
Disclosure Of Detailed Information About Short Term Borrowings [Abstract]
Short-Term Borrowings
10.	SHORT-TERM BORROWINGS
The Company has an accounts receivable securitization program with a Canadian financial institution which will allow it to sell certain trade receivables into the program up to a maximum of $200. E ffective May 26, 2022, the Company amended the terms of its accounts receivable securitization program to extend the term of the program to May 31, 2023. The Company continues to service and retain substantially all of the risks and rewards relating to the trade receivables sold, and therefore, the trade receivables are recognized on the Company’s Consolidated Statements of Financial Position and the funding received is recorded as a current liability (revolving floating rate loans) secured by the trade receivables. The buyer’s interest in the accounts receivable ranks ahead of the Company’s interest and the program restricts it from using the trade receivables as collateral for any other purpose. The buyer of the trade receivables has no claim on any of the Company’s other assets.
A summary of our accounts receivable securitization program as at August 31, 2022 is as follows:

	2022 $	2021 $
Accounts receivable securitization program, beginning of period	200	200
Repayment of accounts receivable securitization	–	–

Accounts receivable securitization program, end of period	200	200

	2022 $	2021 $

Trade accounts receivable sold to buyer as security (1)	321	416
Short-term borrowings from buyer	(200)	(200)

Overcollateralization	121	216

(1)	On August 26, 2022, all Freedom related upsale agreements for this program were terminated.